Cash and Cash Equivalents, and Bank Facilities (Details 1)	Jun. 30, 2018	Jun. 30, 2017
Short-term facilities [Member]
Borrowings, interest rate	6.10%	4.40%
Long-term facilities [Member]
Borrowings, interest rate	4.30%	3.50%